Principal Activities and Organization - Schedule of Principal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2019
I-Mab Biopharma Hong Kong Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation	Jul. 08, 2016
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
I-Mab Shanghai [Member]
Place of incorporation	PRC
Date of incorporation	Aug. 24, 2016
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
I-MabTianjin [Member]
Place of incorporation	PRC
Date of incorporation	Jul. 15, 2017
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
I-MabBiopharma US Ltd. [Member]
Place of incorporation	U.S
Date of incorporation	Feb. 28, 2018
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines